Aris Gold Transaction (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Summary of Consideration Transferred, Purchase Price, Assets Acquired, and Liabilities Assumed
The Acquisition Date fair value of the consideration transferred consisted of the following:

Purchase Price:
Share consideration(1)	$90,317
Option consideration(2)	2,075
Listed and Unlisted Warrant consideration (“Aris Gold Warrants”)(3)(4)	8,813
PSU and DSU consideration(5)	1,106
Fair-value of interest in Aris Gold immediately prior to acquisition
Share in Aris Gold(6)	73,632
Listed and Unlisted Warrants in Aris Gold(9)(10)	3,511
Convertible Debenture(8)	35,000
Aris Gold gold-linked notes(7)	9,147
Total consideration	$223,601
(1)The fair value of 38,420,690 common shares issued to Aris Gold shareholders was determined using the Company’s share price of C$3.19 per share on the Acquisition Date.
(2)The fair value of 3,615,912 replacement options issued was determined using the Black-Scholes option pricing method with the following weighted average assumptions: exercise price of C$4.36, expected life of 2.3 years, annualized volatility of 44.7%, dividend yield of 3.3%, and discount rate of 3.74%.
(3)The fair value of 58,168,755 replacement Listed Warrants issued was determined using the Company’s traded warrant value of C$0.20 per warrant on the Acquisition Date.
(4)The fair value of 3,300,000 replacement Unlisted Warrants issued was determined using the Black-Scholes option pricing method with the following weighted average assumptions: exercise price of C$3.00, expected life of 2.2 years, annualized volatility of 45.4%, dividend yield of 3.3%, discount rate of 3.77% and a liquidity discount of 24% determined with reference to the differential between the traded value and Black-Scholes value of comparable instruments.
(5)The fair value of 1,412,571 replacement PSUs and 467,352 replacement DSUs issued was determined using the Company’s share price of C$3.19 on the Acquisition Date, adjusted for the 0.5 Exchange Ratio.
(6)The fair value of the Company’s pre-existing investment in Aris Gold common shares was determined using the closing share price of Aris Gold of C$1.64 per share immediately prior to the Acquisition Date.
(7)The fair value of the Aris Gold gold-linked notes was determined using the trading price of the notes on the Acquisition Date.
(8)The fair value of the convertible note was determined to be approximated by the face value at the time of settlement, concurrent with the closing of the Transaction.
(9)The fair value of the forfeited Listed Warrants was determined using the Aris Gold traded warrant value of C$0.20 per warrant on the Acquisition Date.
(10)The fair value of the forfeited Unlisted Warrants issued was determined using the Black-Scholes option pricing method with the following weighted average assumptions: exercise price of C$6.00, expected life of 2.2 years, annualized volatility of 45.4%, dividend yield of 3.3%, discount rate of 3.77% and liquidity discount of 24% determined with reference to the differential between the traded value and Black-Scholes value of comparable instruments.

Purchase price:
Cash and cash equivalents	$95,126
Cash in trust	400
Accounts receivable, prepaid expenses and other	10,356
Inventories	4,845
Mining interests, plant and equipment	255,857
Investment in Associate	101,685
Accounts payable and accrued liabilities	(15,502)
Long-term debt	(68,592)
Reclamation liability	(1,287)
Deferred revenue	(59,596)
Deferred consideration	(49,477)
Deferred tax liability	(49,840)
Other liabilities	(374)
Fair value of net assets acquired	$223,601